Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Letter of credit, amount outstanding	$ 19,730	$ 22,902